Significant Accounting Policies (Details) - Schedule of translation of amounts exchange rates	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)
Schedule of translation of amounts exchange rates [Abstract]
Balance sheet items, except for equity accounts	6.4434	6.5518	6.7896
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	$ 6.4646	$ 6.7834	$ 6.9997